SHARE CAPITAL (Schedule of warrants outstanding and exercisable) (Details) - $ / shares	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Class of Warrant or Right [Line Items]
Exercise price	$ 1.5	$ 1.5	$ 1.18
Number of warrants outstanding	1,200,000	1,200,000	3,240,000
May 24, 2024 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 1.5
Number of warrants outstanding	1,200,000